Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.
Central Index Key	0001002718
Amendment Flag	false
Document Creation Date	Jan 30, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 43 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 108 of the Funds' SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. (USD $)	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Transfer Agent		0.07%	0.12%	0.09%	0.07%	0.25%	0.17%	0.04%
Interest Expense and Related Expenses		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%
Other Expenses		0.57%	0.58%	0.57%	0.57%	0.58%	0.55%	0.59%
Total Other Expenses		0.65%	0.70%	0.67%	0.65%	0.84%	0.73%	0.64%
Total Annual Fund Operating Expenses		1.45%	2.20%	2.17%	1.15%	1.84%	1.48%	1.14%
Fee Waiver and/or Expense Reimbursement		(0.54%)	(0.60%)	(0.56%)	(0.54%)	(0.73%)	(0.62%)	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.91%	1.60%	1.61%	0.61%	1.11%	0.86%	0.61%
[1]	The fee waiver and/or expense reimbursements will remain in effect until January 31, 2014 and will continue thereafter from year to year unless the Adviser provides notice of termination 60 days prior to that date.
[2]	If interest expenses were excluded, net expenses would be as follows: CLASS A .90% CLASS C 1.60% ADVISOR CLASS .60% CLASS R 1.10% CLASS K .85% CLASS I .60%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	514	563	264	62	113	88	62
After 3 Years	813	831	625	312	508	407	310
After 5 Years	1,134	1,125	1,113	581	927	749	576
After 10 Years	2,042	2,296	2,459	1,349	2,099	1,715	1,339

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. (USD $)	CLASS B	CLASS C
After 1 Year	163	164
After 3 Years	631	625
After 5 Years	1,125	1,113
After 10 Years	2,296	2,459

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio that includes fixed-income securities of U.S. and non-U.S. companies and U.S. and non-U.S. Government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short-to long-term. The Fund expects that its average portfolio duration will vary normally from negative 3 years to positive 7 years, depending upon the Adviser's forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-income security's sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund will seek to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high-yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may utilize, without limit, derivatives, such as options, futures, forwards, or swaps, including those on fixed-income and equity securities and foreign currencies.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

IN FEBRUARY 2011, THE FUND CHANGED ITS NAME FROM ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND TO ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND AND ALSO CHANGED CERTAIN OF ITS INVESTMENT POLICIES. AS A RESULT, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO FEBRUARY 2011 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 8.57% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.62% IN THE 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Total Returns ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	5.24%	2.80%	5.07%
CLASS A Return After Taxes on Distributions	[1]	3.36%	1.44%	3.48%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.40%	1.57%	3.40%
CLASS B		5.25%	2.99%	5.07%
CLASS C		8.26%	2.99%	4.80%
ADVISOR CLASS		10.11%	4.00%	5.84%
CLASS R	[2]	9.65%	3.51%	5.30%	Mar 1, 2005
CLASS K	[2]	9.98%	3.83%	5.60%	Mar 1, 2005
CLASS I	[2]	10.29%	4.03%	5.86%	Mar 1, 2005
BofA Merrill Lynch 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)		0.11%	0.52%	1.78%
Barclays Capital Global Aggregate Bond Index(U.S. hedged) (reflects no deduction for fees, expenses, or taxes)		5.72%	5.28%	4.76%
[1]	After-tax Returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;- Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and - Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to generate current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 43 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 108 of the Funds' SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio that includes fixed-income securities of U.S. and non-U.S. companies and U.S. and non-U.S. Government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short-to long-term. The Fund expects that its average portfolio duration will vary normally from negative 3 years to positive 7 years, depending upon the Adviser's forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-income security's sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund will seek to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high-yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

		The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may utilize, without limit, derivatives, such as options, futures, forwards, or swaps, including those on fixed-income and equity securities and foreign currencies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

		IN FEBRUARY 2011, THE FUND CHANGED ITS NAME FROM ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND TO ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND AND ALSO CHANGED CERTAIN OF ITS INVESTMENT POLICIES. AS A RESULT, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO FEBRUARY 2011 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 8.57% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.62% IN THE 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Interest Expense and Related Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.57%
Total Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	514
After 3 Years	rr_ExpenseExampleYear03	813
After 5 Years	rr_ExpenseExampleYear05	1,134
After 10 Years	rr_ExpenseExampleYear10	2,042
2003	rr_AnnualReturn2003	15.61%
2004	rr_AnnualReturn2004	6.13%
2005	rr_AnnualReturn2005	4.81%
2006	rr_AnnualReturn2006	4.46%
2007	rr_AnnualReturn2007	6.38%
2008	rr_AnnualReturn2008	(16.52%)
2009	rr_AnnualReturn2009	19.20%
2010	rr_AnnualReturn2010	7.38%
2011	rr_AnnualReturn2011	2.07%
2012	rr_AnnualReturn2012	9.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.62%)
1 YEAR	rr_AverageAnnualReturnYear01	5.24%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	2.80%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	5.07%	[4]
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Interest Expense and Related Expenses	rr_Component2OtherExpensesOverAssets
Other Expenses	rr_Component3OtherExpensesOverAssets	0.58%
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	563
After 3 Years	rr_ExpenseExampleYear03	831
After 5 Years	rr_ExpenseExampleYear05	1,125
After 10 Years	rr_ExpenseExampleYear10	2,296
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,125
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
1 YEAR	rr_AverageAnnualReturnYear01	5.25%
5 YEARS	rr_AverageAnnualReturnYear05	2.99%
10 YEARS	rr_AverageAnnualReturnYear10	5.07%
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Interest Expense and Related Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.57%
Total Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.61%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	264
After 3 Years	rr_ExpenseExampleYear03	625
After 5 Years	rr_ExpenseExampleYear05	1,113
After 10 Years	rr_ExpenseExampleYear10	2,459
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	625
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,113
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,459
1 YEAR	rr_AverageAnnualReturnYear01	8.26%
5 YEARS	rr_AverageAnnualReturnYear05	2.99%
10 YEARS	rr_AverageAnnualReturnYear10	4.80%
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Interest Expense and Related Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.57%
Total Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	62
After 3 Years	rr_ExpenseExampleYear03	312
After 5 Years	rr_ExpenseExampleYear05	581
After 10 Years	rr_ExpenseExampleYear10	1,349
1 YEAR	rr_AverageAnnualReturnYear01	10.11%
5 YEARS	rr_AverageAnnualReturnYear05	4.00%
10 YEARS	rr_AverageAnnualReturnYear10	5.84%
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Interest Expense and Related Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.58%
Total Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	113
After 3 Years	rr_ExpenseExampleYear03	508
After 5 Years	rr_ExpenseExampleYear05	927
After 10 Years	rr_ExpenseExampleYear10	2,099
1 YEAR	rr_AverageAnnualReturnYear01	9.65%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	3.51%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	5.30%	[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[7]
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Interest Expense and Related Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	88
After 3 Years	rr_ExpenseExampleYear03	407
After 5 Years	rr_ExpenseExampleYear05	749
After 10 Years	rr_ExpenseExampleYear10	1,715
1 YEAR	rr_AverageAnnualReturnYear01	9.98%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	3.83%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	5.60%	[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[7]
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Interest Expense and Related Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	62
After 3 Years	rr_ExpenseExampleYear03	310
After 5 Years	rr_ExpenseExampleYear05	576
After 10 Years	rr_ExpenseExampleYear10	1,339
1 YEAR	rr_AverageAnnualReturnYear01	10.29%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	4.03%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	5.86%	[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[7]
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.36%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	1.44%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	3.48%	[4]
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.40%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	1.57%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	3.40%	[4]
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | BofA Merrill Lynch 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.11%
5 YEARS	rr_AverageAnnualReturnYear05	0.52%
10 YEARS	rr_AverageAnnualReturnYear10	1.78%
ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. | Barclays Capital Global Aggregate Bond Index(U.S. hedged) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.72%
5 YEARS	rr_AverageAnnualReturnYear05	5.28%
10 YEARS	rr_AverageAnnualReturnYear10	4.76%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursements will remain in effect until January 31, 2014 and will continue thereafter from year to year unless the Adviser provides notice of termination 60 days prior to that date.
[3]	If interest expenses were excluded, net expenses would be as follows: CLASS A .90% CLASS C 1.60% ADVISOR CLASS .60% CLASS R 1.10% CLASS K .85% CLASS I .60%
[4]	After-tax Returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;- Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and - Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares, the CDSC is 0% after the first year.
[7]	Inception Dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2013